Related party transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related party transactions
Schedule of material related party transactions

Name of party	Relationship
Trip.com Group Ltd. and its subsidiaries (collectively referred to as “Trip.com Group”)	Major shareholder of the Company and its affiliated entities

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Hotel reservation payments collected on behalf of the Group(1)
Trip.com Group	290,397	364,949
Hotel reservation service(2)
Trip.com Group	6,159	4,381
Corporate travel management service(3)
Trip.com Group	—	4,518
(1)	Hotel reservation payments collected on behalf of the Group represent room charges net off travel agency reservation service fees of manachised hotels and room charges of leased hotels.
(2)	Hotel reservation service represents travel agency reservation service fees of leased hotels.
(3)	Corporate travel management service represents the fees charged for accommodation and transportation of the Group’s business travels reserved through the management platform, which include the related service fees.

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Amounts due from related parties
Trip.com Group	115,900	135,085
Amounts due to related parties
Trip.com Group	1,104	1,979